S000001579 [Member] Performance Management - Global Real Estate Securities Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Past Does Not Indicate Future [Text]	Past performance, both before-tax and after-tax, is no indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period.
Performance Additional Market Index [Text]	The second benchmark in the table is the Fund's secondary benchmark. This benchmark provides a means to compare the Fund's average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund.
Bar Chart Narrative [Text Block]
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart [Heading]	Class S Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Quarterly Return: 15.58% (3Q/24) Lowest Quarterly Return: (25.59)% (1Q/20)
Performance Table Heading	Average annual total returns for the periods ended December 31, 2025
Performance Table Narrative
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. The first benchmark in the table is the Fund's primary benchmark. The second benchmark in the table is the Fund's secondary benchmark.  This benchmark provides a means to compare the Fund's average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund.  RIM assesses the Fund’s performance relative to its secondary benchmark.
After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Availability Website Address [Text]	https://russellinvestments.com
Class S
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	15.58%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(25.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020